Convertible redeemable preferred shares (Schedule of Preferred Shares) (Details) In Thousands, except Share data, unless otherwise specified						0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014 Series A Preferred Shares [Member] CNY	Dec. 31, 2013 Series A Preferred Shares [Member] CNY	Dec. 31, 2012 Series A Preferred Shares [Member] CNY	Dec. 31, 2011 Series A Preferred Shares [Member] CNY	Dec. 01, 2006 Series A Preferred Shares [Member] USD ($)	Dec. 01, 2006 Series A Preferred Shares [Member] December 1, 2006 [Member] USD ($)	Dec. 31, 2011 Series A Preferred Shares [Member] December 1, 2006 [Member] CNY	Jun. 02, 2008 Series A Preferred Shares [Member] June 2, 2008 [Member] USD ($)	Dec. 31, 2011 Series A Preferred Shares [Member] June 2, 2008 [Member] CNY	Aug. 08, 2008 Series B convertible redeemable preferred shares [Member] USD ($)	Dec. 31, 2011 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2014 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2013 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2012 Series B convertible redeemable preferred shares [Member] CNY	Dec. 31, 2014 Series C Preferred Shares [Member] CNY	Dec. 31, 2013 Series C Preferred Shares [Member] CNY	Dec. 31, 2012 Series C Preferred Shares [Member] CNY	Dec. 31, 2011 Series C Preferred Shares [Member] CNY	Nov. 22, 2009 Series C-1 Preferred Shares [Member] USD ($)	Dec. 31, 2011 Series C-1 Preferred Shares [Member] CNY	Nov. 22, 2009 Series C-2 Preferred Shares [Member] USD ($)	Dec. 31, 2011 Series C-2 Preferred Shares [Member] CNY
Convertible redeemable preferred shares [Line Items]
Issuance Date							Dec. 01, 2006		Jun. 02, 2008		Aug. 08, 2008									Nov. 22, 2009		Nov. 22, 2009
Shares issued							54,488,000		81,612,930		102,073,860									16,249,870		104,999,650
Issue Price Per Share					$ 0.0184	$ 0.0184		$ 0.0245		$ 0.0490									$ 0.0800		$ 0.1000
Proceeds from Issuance, Net of Issuance Costs						$ 1,000		$ 1,975		$ 4,959									$ 1,300		$ 10,460
Carrying Amount				935,013			374,332		560,681		703,901							842,020		112,556		729,464